INVESTMENT IN EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2014
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
INVESTMENT IN EQUITY METHOD INVESTEES
5	INVESTMENT IN EQUITY METHOD INVESTEES

Actions Microelectronics Co., Ltd (Beijing) ("Beijing Actions")

Beijing Actions is a private company which designs and manufactures SoC products for portable media players and digital photoframe.

As of December 31, 2013 and 2014, the Group owned 45.8% interest of equity interest in Beijing Actions.

No change in ownership interest and no additional capital injection were noted for 2012, 2013 and 2014 and the Group continues its significant influence in Beijing Actions as of December 31, 2013 and 2014.

Nann Capital Corporation ("Nann Capital")

Nann Capital is a private investment holding company and the Group owned 40% interest of equity interest in Nann Capital. The Group exercise significant influence but did not control Nann Capital and the investment in Nann Capital is accounted for under the equity method of accounting.

In April 2013, the Group further invested $3,712 to maintain its 40% interest due to a capital contribution by all shareholders.

In May 2014, the Group further invested $9,016 to maintain its 40% interest due to a capital contribution by all shareholders.

The carrying value of equity method investees is illustrated as below:

	At December 31,
	2013	2014
Beijing Actions	$2,856	$3,332
Nann Capital	14,987	24,020
	$17,843	$27,352

The summarized financial information prepared in accordance with U.S.GAAP of equity method investees is illustrated as below:

	2013	2014
Balance sheets
Current assets	$13,714	$24,187
Non-current assets	31,909	44,439
Current liabilities	583	1,200
Non-current liabilities	-	-

	2012	2013	2014
Results of operations
Revenues	$4,904	$5,446	$9,144
Gross profit	2,700	3,056	5,478
(Loss) income from operations	(555)	(933)	653
Net (loss) income	$(9)	$(787)	$1,093